UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3954

Dreyfus Tax Exempt Cash Management Funds (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	1/31
Date of reporting period:	4/30/09

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Tax Exempt Cash Management
April 30, 2009 (Unaudited)
	Coupon	Maturity	Principal
Short-Term Investments--96.7%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--1.5%
DCH Health Care Authority,
Health Care Facilities Revenue
(LOC; Regions Bank)	0.93	5/7/09	25,000,000 a	25,000,000
Greater Montgomery Educational
Building Authority,
Educational Facility Revenue
(Huntingdon College Project)
(LOC; Regions Bank)	1.03	5/7/09	15,724,500 a	15,724,500
Infirmary Health System Special
Care Facilities Financing
Authority of Mobile, Revenue
(Infirmary Health System,
Inc.) (LOC; Regions Bank)	0.93	5/7/09	5,000,000 a	5,000,000
Prattville Educational Building
Authority, Revenue (Prattville
Christian Academy, Inc.
Project) (LOC; Regions Bank)	1.03	5/7/09	5,000,000 a	5,000,000
University of Alabama Board of
Trustees, Revenue (University
of Alabama at Birmingham
Hospital) (LOC; Regions Bank)	0.93	5/7/09	58,930,000 a	58,930,000

Arizona--2.9%
Arizona Health Facilities
Authority, HR (Phoenix
Children's Hospital)
(Liquidity Facility; BNP
Paribas and LOC; BNP Paribas)	0.79	5/7/09	12,460,000 a,b	12,460,000
Arizona Health Facilities
Authority, HR (Phoenix
Children's Hospital)
(Liquidity Facility; Merrill
Lynch Capital Services and
LOC; Merrill Lynch)	1.64	5/7/09	10,000,000 a,b	10,000,000

Arizona Health Facilities
Authority, HR (Phoenix
Children's Hospital)
(Liquidity Facility; Merrill
Lynch Capital Services and
LOC; Merrill Lynch)	1.64	5/7/09	9,620,000 a,b	9,620,000
Arizona Health Facilities
Authority, Revenue (La Loma
Village) (LOC; Citibank NA)	0.60	5/7/09	18,300,000 a	18,300,000
Peoria,
GO Notes (Projects of 2000 and
2005)	2.00	7/1/09	14,980,000	15,017,174
Salt River Project Agricultural
Improvement and Power
District, CP (Salt River
Project) (Liquidity Facility:
Bank of America, Citibank NA,
JPMorgan Chase Bank and Wells
Fargo Bank)	0.45	5/5/09	11,581,000	11,581,000
Salt River Project Agricultural
Improvement and Power
District, CP (Salt River
Project) (Liquidity Facility:
Bank of America, Citibank NA,
JPMorgan Chase Bank and Wells
Fargo Bank)	0.55	5/15/09	35,000,000	35,000,000
Salt River Project Agricultural
Improvement and Power
District, CP (Salt River
Project) (Liquidity Facility:
Bank of America, Citibank NA,
JPMorgan Chase Bank and Wells
Fargo Bank)	0.50	5/18/09	36,600,000	36,600,000
Salt River Project Agricultural
Improvement and Power
District, CP (Salt River
Project) (Liquidity Facility:
Bank of America, Citibank NA,
JPMorgan Chase Bank and Wells
Fargo Bank)	0.42	5/19/09	14,500,000	14,500,000
Salt River Project Agricultural
Improvement and Power
District, CP (Salt River

Project) (Liquidity Facility:
Bank of America, Citibank NA,
JPMorgan Chase Bank and Wells
Fargo Bank)	0.50	5/19/09	16,500,000	16,500,000
Salt River Project Agricultural
Improvement and Power
District, CP (Salt River
Project) (Liquidity Facility:
Bank of America, Citibank NA,
JPMorgan Chase Bank and Wells
Fargo Bank)	0.45	5/20/09	8,000,000	8,000,000
Salt River Project Agricultural
Improvement and Power
District, CP (Salt River
Project) (Liquidity Facility:
Bank of America, Citibank NA,
JPMorgan Chase Bank and Wells
Fargo Bank)	0.65	6/11/09	25,000,000	25,000,000

Arkansas--.1%
Benton County Public Facilities
Board, College Parking
Facility Revenue (NorthWest
Arkansas Community College
Project) (LOC; Regions Bank)	1.03	5/7/09	8,050,000 a	8,050,000

Colorado--1.2%
Colorado Educational and Cultural
Facilities Authority, Revenue
(The Nature Conservancy
Project) (Liquidity Facility;
Bank of America)	0.50	5/7/09	21,600,000 a	21,600,000
Denver Urban Renewal Authority,
Stapleton Senior Tax Increment
Revenue (LOC; U.S. Bank NA)	0.50	5/7/09	10,000,000 a	10,000,000
Mountain Village Housing
Authority, Housing Facilities
Revenue (Village Court
Apartments Project) (LOC; U.S.
Bank NA)	0.57	5/7/09	6,500,000 a	6,500,000
RBC Municipal Products Inc. Trust
(Meridian Village Metropolitan
District Number One,

Improvement Revenue)
(Liquidity Facility; Royal
Bank of Canada and LOC; Royal
Bank of Canada)	0.61	5/7/09	17,600,000 a,b	17,600,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue	0.35	5/7/09	26,000,000 a	26,000,000
Southglenn Metropolitan District,
Special Revenue (LOC; BNP
Paribas)	0.57	5/7/09	8,000,000 a	8,000,000

Connecticut--.1%
Connecticut Health and Educational
Facilities Authority, Revenue
(Westminster School Issue)
(LOC; Bank of America)	0.64	5/7/09	4,160,000 a	4,160,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)
(Liquidity Facility; Citibank
NA)	0.62	5/7/09	4,350,000 a,b	4,350,000

Delaware--.4%
Delaware,
GO Notes	5.00	5/1/09	4,000,000	4,000,000
Delaware Economic Development
Authority, MFHR (School House
Project) (LOC; HSBC Bank USA)	0.70	5/7/09	12,300,000 a	12,300,000
Delaware Economic Development
Authority, Revenue
(Connections CSP Project)
(LOC; PNC Bank NA)	0.50	5/7/09	6,790,000 a	6,790,000
Delaware Health Facilities
Authority, Revenue (Christiana
Care Health Services)	0.43	5/7/09	8,325,000 a	8,325,000

District of Columbia--3.0%
Anacostia Waterfront Corporation,
PILOT Revenue (Merlots
Program) (Liquidity Facility;
Wachovia Bank and LOC;
Wachovia Bank)	0.47	5/7/09	77,985,000 a,b	77,985,000

District of Columbia,
Multimodal GO (LOC; JPMorgan
Chase Bank)	0.38	5/7/09	19,435,000 a	19,435,000
District of Columbia,
Revenue (American Legacy
Foundation Issue) (LOC;
Regions Bank)	0.93	5/7/09	22,000,000 a	22,000,000
District of Columbia,
Revenue (The Washington Center
for Internships and Academic
Seminars Issue) (LOC; Branch
Banking and Trust Co.)	0.51	5/7/09	4,000,000 a	4,000,000
District of Columbia,
Revenue, CP (National Academy
of Sciences) (LOC; Bank of
America)	0.45	8/12/09	40,000,000	40,000,000
Metropolitan Washington Airports
Authority, Airport System
Revenue (Liquidity Facility;
Landesbank Baden-Wurttemberg)	0.60	5/7/09	26,000,000 a	26,000,000
Washington DC Metropolitan Area
Transit Authority, CP (LOC;
Wachovia Bank)	0.60	5/12/09	25,000,000	25,000,000

Florida--9.3%
Bay Medical Center Board of
Trustees, HR (Bay Medical
Center Project) (LOC; Regions
Bank)	2.00	5/7/09	62,000,000 a	62,000,000
Brevard County Educational
Facilities Authority, Revenue
(Florida Institute of
Technology Project) (LOC;
Fifth Third Bank)	2.30	5/7/09	26,125,000 a	26,125,000
Brevard County Health Facilities
Authority, Health Facilities
Revenue, Refunding (Health
First, Inc. Project) (LOC;
SunTrust Bank)	1.20	5/1/09	12,300,000 a	12,300,000
Broward County Educational
Facilities Authority,
Educational Facilities Revenue
(Nova Southeastern University

Project) (LOC; Bank of America)	1.50	5/7/09	8,255,000 a	8,255,000
Broward County Health Facilities
Authority, Revenue, Refunding
(John Knox Village of Florida,
Inc. Project) (LOC; Wachovia
Bank)	0.47	5/7/09	31,165,000 a	31,165,000
Capital Trust Agency,
MFHR (Brittany Bay Apartments
- Waterman's Crossing)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.74	5/7/09	23,350,000 a,b	23,350,000
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	4.50	6/1/09	125,000,000	125,102,641
Collier County Health Facilities
Authority, Health Facility
Revenue (The Moorings, Inc.
Project) (LOC; Wachovia Bank)	0.47	5/7/09	34,820,000 a	34,820,000
Escambia County,
SWDR (Gulf Power Company
Project)	0.55	5/1/09	3,150,000 a	3,150,000
Escambia County Health Facilities
Authority, Healthcare
Facilities Revenue, Refunding
(Azalea Trace, Inc. Obligated
Group) (LOC; Bank of America)	0.76	5/1/09	11,400,000 a	11,400,000
Florida Higher Educational
Facilities Financing
Authority, Revenue
(Jacksonville University
Project) (LOC; Regions Bank)	0.77	5/7/09	37,200,000 a	37,200,000
Florida Local Government Finance
Commission, Pooled Loan
Program Revenue, CP (LOC;
Wachovia Bank)	0.50	6/8/09	30,000,000	30,000,000
Gainesville,
Utilities System Revenue
(Liquidity Facility; SunTrust
Bank)	2.50	5/1/09	19,000,000 a	19,000,000
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	0.52	5/7/09	31,500,000 a	31,500,000

Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group) (LOC;
SunTrust Bank)	2.50	5/7/09	20,000,000 a	20,000,000
Hillsborough County School Board,
COP (Master Lease Purchase
Agreement) (LOC; Wachovia Bank)	0.55	5/1/09	7,500,000 a	7,500,000
Jacksonville Health Facilities
Authority, HR (Baptist Medical
Center Project) (LOC; Branch
Banking and Trust Co.)	0.46	5/7/09	5,825,000 a	5,825,000
JEA,
Water and Sewer System
Subordinated Revenue
(Liquidity Facility; State
Street Corporation)	0.50	5/7/09	9,800,000 a	9,800,000
Marion County Hospital District,
Health System Improvement
Revenue (Munroe Regional
Health System) (LOC; Amsouth
Bank)	0.50	5/7/09	15,765,000 a	15,765,000
Miami-Dade County Health
Facilities Authority, HR
(Miami Children's Hospital
Project) (LOC; Regions Bank)	0.93	5/7/09	45,000,000 a	45,000,000
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)
(LOC; SunTrust Bank)	1.20	5/1/09	11,000,000 a	11,000,000
Orange County Health Facilities
Authority, Revenue
(Presbyterian Retirement
Communities Project) (LOC;
Branch Banking and Trust Co.)	0.46	5/7/09	7,715,000 a	7,715,000
Port Orange,
Revenue (Palmer College of
Chiropractic Florida Project)
(LOC; ABN-AMRO)	0.50	5/7/09	4,075,000 a	4,075,000
Sarasota County Public Hospital
District, HR (Sarasota
Memorial Hospital Project)
(LOC; Fifth Third Bank)	2.30	5/7/09	14,000,000 a	14,000,000

Tampa,
Educational Facilities Revenue
(Trinity School for Children
Project) (LOC; Regions Bank)	1.03	5/7/09	4,555,000 a	4,555,000
Tohopekaliga Water Authority,
Utility System Revenue (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	0.48	5/7/09	12,900,000 a	12,900,000
University of South Florida
Financing Corporation, COP
(University of South Florida
Financing Corporation Master
Lease Program) (LOC; Wachovia
Bank)	0.48	5/7/09	34,400,000 a	34,400,000
Volusia County Industrial
Development Authority,
Revenue, Refunding (Retirement
Housing Foundation Obligated
Group - Bishop's Glen) (LOC;
KBC Bank)	0.47	5/7/09	12,690,000 a	12,690,000
Wells Fargo Stage Trust
(Saint Petersburg Health
Facilities Authority, Health
Facilities Revenue, Refunding
(All Children's Hospital,
Obligated Group)) (Liquidity
Facility; Wells Fargo Bank and
LOC; Wells Fargo Bank)	0.63	5/7/09	7,765,000 a,b	7,765,000

Georgia--2.6%
Albany-Dougherty County Hospital
Authority, RAC, Refunding
(Phoebe Putney Memorial
Hospital) (LOC; SunTrust Bank)	1.20	5/1/09	17,200,000 a	17,200,000
Atlanta,
Water and Wastewater Revenue	5.00	5/1/09	18,050,000 c	18,230,500
Fulton County Development
Authority, Educational
Facilities Revenue (Catholic
Education of North Georgia,
Inc. Project) (LOC; Wachovia
Bank)	0.52	5/7/09	14,405,000 a	14,405,000
Fulton County Housing Authority,

MFHR (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.74	5/7/09	25,365,000 a,b	25,365,000
Gainesville and Hall County
Development Authority, Senior
Living Facility Revenue
(Lanier Village Estates, Inc.
Project) (LOC; Allied Irish
Banks)	0.75	5/1/09	3,745,000 a	3,745,000
Gainesville and Hall County
Development Authority, Senior
Living Facility Revenue
(Lanier Village Estates, Inc.
Project) (LOC; Bank of America)	0.74	5/1/09	3,000,000 a	3,000,000
Georgia,
GO Notes (Liquidity Facility;
Dexia Credit Locale)	0.62	5/7/09	19,383,000 a	19,383,000
Glynn-Brunswick Memorial Hospital
Authority, RAC (Southeast
Georgia Health System Project)
(LOC; Branch Banking and Trust
Co.)	0.46	5/7/09	11,690,000 a	11,690,000
Macon-Bibb County Hospital
Authority, RAC (Central
Georgia Senior Health, Inc. -
Carlyle Place Project) (LOC;
SunTrust Bank)	1.20	5/1/09	3,385,000 a	3,385,000
Metropolitan Atlanta Rapid Transit
Authority, Sales Tax Revenue,
CP (Liquidity Facility; Dexia
Credit Locale)	2.00	5/5/09	20,000,000	20,000,000
Metropolitan Atlanta Rapid Transit
Authority, Sales Tax Revenue,
CP (LOC; Dexia Credit Locale)	2.00	5/5/09	15,000,000	15,000,000
Private Colleges and Universities
Authority, CP (Emory
University Project)	0.60	8/6/09	16,296,000	16,296,000
Private Colleges and Universities
Authority, Revenue (Emory
University Project)	1.75	7/7/09	16,000,000	16,000,000
Valdosta and Lowndes County
Hospital Authority, Revenue
Certificates (South Georgia
Medical Center Project) (LOC;

Branch Banking and Trust Co.)	0.51	5/7/09	2,800,000 a	2,800,000

Idaho--.6%
Idaho Health Facilities Authority,
Health Care Facilities Revenue
(Aces-Pooled Financing
Program) (LOC; U.S. Bank NA)	0.47	5/7/09	2,250,000 a	2,250,000
Idaho Health Facilities Authority,
Revenue (Saint Luke's Regional
Medical Center Project)
(Insured; FSA and Liquidity
Facility; Bank of Montreal)	0.90	5/1/09	41,320,000 a	41,320,000

Illinois--6.8%
Channahon,
Revenue, Refunding (Morris
Hospital) (LOC; U.S. Bank NA)	0.50	5/7/09	3,695,000 a	3,695,000
Chicago,
GO Notes, Refunding (Liquidity
Facility; JPMorgan Chase Bank)	0.35	5/1/09	12,000,000 a	12,000,000
Chicago,
Second Lien Wastewater
Transmission Revenue,
Refunding (LOC; Bank of
America)	0.50	5/1/09	15,500,000 a	15,500,000
Chicago O'Hare International
Airport, Revenue (Insured;
Assured Guaranty and Liquidity
Facility; Citibank NA)	0.92	5/7/09	5,470,000 a,b	5,470,000
Illinois Development Finance
Authority, Revenue (Evanston
Northwestern Healthcare
Corporation) (Liquidity
Facility; JPMorgan Chase Bank)	0.45	5/1/09	1,655,000 a	1,655,000
Illinois Development Finance
Authority, Revenue (Evanston
Northwestern Healthcare
Corporation) (LOC; Bank One)	0.38	5/7/09	37,600,000 a	37,600,000
Illinois Educational Facilities
Authority, Revenue (Lake
Forest Graduate School) (LOC;
Fifth Third Bank)	3.90	5/7/09	5,730,000 a	5,730,000

Illinois Educational Facilities
Authority, Revenue (The
University of Chicago)	1.95	5/5/09	18,000,000	18,000,000
Illinois Educational Facilities
Authority, Revenue, CP (Field
Museum of Natural History)
(LOC; Bank of America)	0.65	6/17/09	20,000,000	20,000,000
Illinois Educational Facilities
Authority, Revenue, CP (Pooled
Finance Program) (LOC;
Northern Trust Company)	0.55	6/12/09	81,200,000	81,200,000
Illinois Educational Facilities
Authority, Revenue, CP (Pooled
Finance Program) (LOC;
Northern Trust Company)	0.45	6/24/09	10,350,000	10,350,000
Illinois Finance Authority,
Revenue (Monarch Landing, Inc.
Facility) (LOC; Fifth Third
Bank)	2.95	5/7/09	49,775,000 a	49,775,000
Illinois Finance Authority,
Revenue (Riverside Health
System) (LOC; JPMorgan Chase
Bank)	0.48	5/7/09	5,545,000 a	5,545,000
Illinois Finance Authority,
Revenue, CP (Loyola
University) (LOC; JPMorgan
Chase Bank)	0.55	5/12/09	20,000,000	20,000,000
Illinois Finance Authority,
Revenue, Refunding
(Delnor-Community Hospital)
(LOC; Fifth Third Bank)	1.75	5/7/09	59,090,000 a	59,090,000
Illinois Finance Authority,
Revenue, Refunding (Fairview
Obligated Group) (LOC;
ABN-AMRO)	0.47	5/7/09	21,795,000 a	21,795,000
Illinois Health Facilities
Authority, Revenue (Revolving
Fund Pooled Financing Program)
(Insured; FSA and Liquidity
Facility; Barclays Bank PLC)	0.48	5/7/09	9,300,000 a	9,300,000
Illinois Housing Development
Authority, Homeowner Mortgage
Revenue	1.85	8/1/09	4,480,000	4,480,000

Illinois Toll Highway Authority,
Toll Highway Senior Priority
Revenue (Liquidity Facility;
Dexia Credit Locale)	1.95	5/7/09	50,000,000 a	50,000,000
Illinois Toll Highway Authority,
Toll Highway Senior Revenue,
Refunding (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	2.30	5/7/09	23,000,000 a	23,000,000
Lake County,
MFHR (Whispering Oaks
Apartments Project) (LOC;
FHLMC)	0.50	5/7/09	3,250,000 a	3,250,000
Puttable Floating Option Tax
Exempt Receipts (Chicago
Transit Authority, Capital
Grants Receipts Revenue)
(Insured; Assured Guaranty and
Liquidity Facility; Merrill
Lynch Capital Services)	0.89	5/7/09	18,550,000 a,b	18,550,000
Will County,
Revenue (University of Saint
Francis Project) (LOC; Fifth
Third Bank)	2.30	5/7/09	13,510,000 a	13,510,000

Indiana--1.8%
Elkhart County,
Revenue (Hubbard Hill Estates,
Inc. Project) (LOC; Fifth
Third Bank)	3.90	5/7/09	1,885,000 a	1,885,000
Indiana Educational Facilities
Authority, Revenue (Martin
University Project) (LOC; Key
Bank)	1.30	5/7/09	2,790,000 a	2,790,000
Indiana Finance Authority,
Health System Revenue,
Refunding (Sisters of Saint
Francis Health Services, Inc.
Obligated Group) (LOC;
JPMorgan Chase Bank)	0.45	5/7/09	10,900,000 a	10,900,000
Indiana Finance Authority,
Revenue, Refunding (Trinity
Health Credit Group)	0.40	5/7/09	14,700,000 a	14,700,000

Indiana Health and Educational
Facility Financing Authority,
Educational Facilities Revenue
(University of Evansville
Project) (LOC; Fifth Third
Bank)	2.30	5/7/09	32,075,000 a	32,075,000
Indiana Health and Educational
Facility Financing Authority,
Revenue (Ascension Health
Senior Credit Group)
(Liquidity Facility; Citibank
NA)	0.64	5/7/09	59,000,000 a,b	59,000,000
Indiana Office Building
Commission, Facilities
Revenue, Refunding	5.00	7/1/09	5,120,000	5,156,237
Lawrence, Fort Harrison Reuse
Authority, Tax Increment
Revenue (Fort Harrison
Military Base Reuse District)
(LOC; Fifth Third Bank)	3.90	5/7/09	6,285,000 a	6,285,000

Kentucky--1.5%
Fort Mitchell, Kentucky League of
Cities Funding Trust, LR
(Trust Lease Program) (LOC;
U.S. Bank NA)	0.52	5/7/09	6,845,000 a	6,845,000
Georgetown,
Industrial Building Revenue,
Refunding (Georgetown College
Project) (LOC; Fifth Third
Bank)	2.30	5/7/09	3,115,000 a	3,115,000
Jefferson County,
Retirement Home Revenue
(Nazareth Literary and
Benevolent Institution
Project) (LOC; Fifth Third
Bank)	3.90	5/7/09	11,270,000 a	11,270,000
Kentucky Asset/Liability
Commission, General Fund TRAN	3.00	6/25/09	40,000,000	40,072,251
Kentucky Property and Buildings
Commission, Revenue, Refunding
(Project Number 84) (Liquidity
Facility; Dexia Credit Locale

and LOC; Dexia Credit Locale)	2.76	5/7/09	16,440,000 a,b	16,440,000
Lexington-Fayette Urban County
Government, Industrial
Building Revenue (Northeast
Christian Project) (LOC; Fifth
Third Bank)	2.30	5/7/09	4,000,000 a	4,000,000
Madisonville,
HR (Trover Clinic Foundation,
Inc.) (Insured; Assured
Guaranty and Liquidity
Facility; JPMorgan Chase Bank)	0.55	5/7/09	6,695,000 a	6,695,000
Richmond,
Lease Program Revenue
(Kentucky League of Cities
Funding Trust) (LOC; U.S. Bank
NA)	0.52	5/7/09	2,000,000 a	2,000,000
Warren County,
HR, Refunding (Bowling
Green-Warren County Community
Hospital Corporation Project)
(Insured; Assured Guaranty and
Liquidity Facility; Branch
Banking and Trust Co.)	0.63	5/7/09	16,705,000 a	16,705,000

Louisiana--3.0%
Louisiana,
GO Notes, Refunding (LOC; BNP
Paribas)	0.45	5/7/09	24,000,000 a	24,000,000
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Healthcare
Facilities Revenue, Refunding
(Saint James Place of Baton
Rouge Project) (LOC; ABN-AMRO)	0.58	5/7/09	11,520,000 a	11,520,000
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (LaShip,
L.L.C. Project) (LOC; Regions
Bank)	1.02	5/7/09	22,500,000 a	22,500,000
Louisiana Local Government
Environmental Facilities and

Community Development
Authority, Revenue
(Northwestern State University
Student Housing Project) (LOC;
Regions Bank)	1.23	5/7/09	14,610,000 a	14,610,000
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (University
of Louisiana Monroe
Facilities, Inc. Project)
(LOC; Regions Bank)	0.93	5/7/09	33,365,000 a	33,365,000
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue, Refunding
(Shreveport Convention Center
Hotel Project) (LOC; Regions
Bank)	0.93	5/7/09	30,880,000 a	30,880,000
Louisiana Municipal Natural Gas
Purchasing and Distribution
Authority, Revenue (Putters
Program) (Gas Project Number
1) (Liquidity Facility;
JPMorgan Chase Bank and LOC;
JPMorgan Chase Bank)	0.63	5/7/09	23,914,000 a,b	23,914,000
Louisiana Public Facilities
Authority, HR (Touro Infirmary
Project) (Liquidity Facility;
Merrill Lynch Bank and LOC;
Merrill Lynch)	1.64	5/7/09	34,045,000 a,b	34,045,000
Louisiana Public Facilities
Authority, Revenue (Tiger
Athletic Foundation Project)
(LOC; Regions Bank)	1.10	5/7/09	24,500,000 a	24,500,000

Maryland--2.6%
Baltimore County,
GO Notes, Refunding (Pension
Funding)	3.00	8/1/09	7,255,000	7,299,610
Baltimore County Revenue
Authority, Golf System Revenue
(LOC; M&T Bank)	0.60	5/7/09	3,800,000 a	3,800,000

Chestertown,
EDR, Refunding (Washington
College Project) (LOC; Royal
Bank of Scotland PLC)	3.25	5/7/09	6,900,000 a	6,900,000
Frederick County,
Revenue (Homewood, Inc.
Facility) (LOC; M&T Bank)	0.57	5/7/09	13,600,000 a	13,600,000
Frederick County,
Revenue, Refunding
(Manekin-Frederick Associates
Facility) (LOC; M&T Bank)	0.69	5/7/09	2,395,000 a	2,395,000
Maryland Economic Development
Corporation, Revenue (Easter
Seals Facility) (LOC; M&T Bank)	0.62	5/7/09	6,900,000 a	6,900,000
Maryland Economic Development
Corporation, Revenue (Legal
Aid Bureau, Inc. Facility)
(LOC; M&T Bank)	0.64	5/7/09	2,100,000 a	2,100,000
Maryland Health and Higher
Educational Facilities
Authority, Pooled Loan Program
Revenue (LOC; Bank of America)	0.48	5/7/09	25,036,000 a	25,036,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Annapolis
Life Care Issue) (LOC;
Citizens Bank of Pennsylvania)	3.50	5/7/09	42,205,000 a	42,205,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Dematha
Catholic High School) (LOC;
Branch Banking and Trust Co.)	0.49	5/7/09	9,865,000 a	9,865,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue) (LOC; PNC Bank NA)	0.50	5/7/09	5,000,000 a	5,000,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Upper
Chesapeake Hospitals Issue)
(LOC; Branch Banking and Trust
Co.)	0.49	5/7/09	5,800,000 a	5,800,000

Maryland Health and Higher
Educational Facility
Authority, Revenue, Refunding
(Adventist HealthCare Issue)
(LOC; M&T Bank)	0.47	5/7/09	23,425,000 a	23,425,000
Montgomery County,
EDR (Riderwood Village, Inc.
Project) (LOC; M&T Bank)	0.47	5/7/09	21,775,000 a	21,775,000
Washington Suburban Sanitary
District, Consolidated Public
Improvement GO Notes	2.00	6/1/09	8,360,000	8,370,390

Massachusetts--3.4%
Massachusetts,
Consolidated Loan (LOC; Bank
of America)	0.55	5/1/09	5,000,000 a	5,000,000
Massachusetts,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.60	5/8/09	12,000,000	12,000,000
Massachusetts,
GO Notes, Refunding (Liquidity
Facility; Citibank NA)	0.55	5/7/09	42,675,000 a	42,675,000
Massachusetts,
GO Notes, Refunding (Liquidity
Facility; JPMorgan Chase Bank)	0.30	5/7/09	25,900,000 a	25,900,000
Massachusetts Development Finance
Agency, First Mortgage Revenue
(Brookhaven at Lexington
Project) (LOC; Bank of America)	0.45	5/7/09	5,045,000 a	5,045,000
Massachusetts Development Finance
Agency, Revenue (ISO New
England Inc. Issue) (LOC; Key
Bank)	1.20	5/7/09	12,025,000 a	12,025,000
Massachusetts Development Finance
Agency, Revenue (Suffolk
University Issue) (Insured;
Assured Guaranty and Liquidity
Facility; JPMorgan Chase Bank)	0.62	5/7/09	10,790,000 a	10,790,000
Massachusetts Development Finance
Agency, Revenue, Refunding
(Wentworth Institute of
Technology Issue) (LOC;

JPMorgan Chase Bank)	0.49	5/7/09	19,600,000 a	19,600,000
Massachusetts Development Finance
Agency, Revenue, Refunding
(Wentworth Institute of
Technology Issue) (LOC;
JPMorgan Chase Bank)	0.49	5/7/09	14,340,000 a	14,340,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Cape Cod
Healthcare Obligated Group
Issue) (Insured; Assured
Guaranty and Liquidity
Facility; Bank of America)	0.52	5/7/09	4,900,000 a	4,900,000
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	0.37	5/7/09	38,900,000 a	38,900,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System - Capital
Asset Program Issue) (Insured;
FSA and Liquidity Facility:
Bayerische Landesbank and
JPMorgan Chase Bank)	1.75	5/7/09	40,000,000 a	40,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue, CP
(Partners Healthcare)	0.55	5/19/09	9,000,000	9,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue, CP
(Partners Healthcare)	0.50	7/8/09	9,000,000	9,000,000

Michigan--4.9%
Board of Trustees of the Michigan
State University, CP	0.50	5/19/09	12,500,000	12,500,000
Board of Trustees of the Michigan
State University, CP	0.65	5/26/09	12,500,000	12,500,000
Eastern Michigan University Board
of Regents, General Revenue,
Refunding (LOC; Dexia Credit

Locale)	3.00	5/7/09	13,000,000 a	13,000,000
Jackson County Hospital Finance
Authority, HR (W.A. Foote
Memorial Hospital) (Insured;
Assured Guaranty and Liquidity
Facility; JPMorgan Chase Bank)	0.52	5/7/09	8,000,000 a	8,000,000
Jackson County Hospital Finance
Authority, HR, Refunding (W.A.
Foote Memorial Hospital)
(Insured; Assured Guaranty and
Liquidity Facility; Comerica
Bank)	0.73	5/7/09	8,000,000 a	8,000,000
Michigan Building Authority,
Multi-Modal Revenue
(Facilities Program) (LOC;
JPMorgan Chase Bank)	0.38	5/7/09	34,800,000 a	34,800,000
Michigan Higher Education
Facilities Authority, Revenue,
Refunding (Walsh College
Project) (LOC; Commerce Bank)	0.85	5/7/09	8,845,000 a	8,845,000
Michigan Hospital Finance
Authority, Revenue (Ascension
Health Senior Credit Group)	0.36	5/7/09	11,000,000 a	11,000,000
Michigan Hospital Finance
Authority, Revenue (Healthcare
Equipment Loan Program) (LOC;
Fifth Third Bank)	3.60	5/7/09	10,000,000 a	10,000,000
Michigan Hospital Finance
Authority, Revenue (Healthcare
Equipment Loan Program) (LOC;
Fifth Third Bank)	3.60	5/7/09	15,000,000 a	15,000,000
Michigan Hospital Finance
Authority, Revenue (Trinity
Health Credit Group)	0.40	5/7/09	8,400,000 a	8,400,000
Michigan Hospital Finance
Authority, Revenue, CP
(Trinity Health System)	0.65	5/18/09	25,000,000	25,000,000
Michigan Hospital Finance
Authority, Revenue, CP
(Trinity Health System)	0.65	5/27/09	20,000,000	20,000,000
Michigan Hospital Finance
Authority, Revenue, CP

(Trinity Health System)	0.50	7/8/09	40,000,000	40,000,000
Michigan Hospital Finance
Authority, Revenue, CP
(Trinity Health System)	0.60	8/11/09	25,000,000	25,000,000
Michigan Housing Development
Authority, Rental Housing
Revenue (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.57	5/7/09	18,195,000 a	18,195,000
Michigan Strategic Fund,
LOR (Diocese of Grand Rapids
Educational and Cathedral
Square Project) (LOC; Fifth
Third Bank)	2.30	5/7/09	23,360,000 a	23,360,000
Michigan Strategic Fund,
LOR, Refunding (Grand Rapids
Christian School Association
Project) (LOC; Fifth Third
Bank)	2.30	5/7/09	11,835,000 a	11,835,000
University of Michigan,
CP	0.40	6/12/09	6,930,000	6,930,000
University of Michigan,
CP	0.40	6/16/09	24,360,000	24,360,000
University of Michigan,
CP	0.45	6/16/09	4,165,000	4,165,000
Waterford Township Economic
Development Corporation, LOR,
Refunding (Canterbury Health
Care, Inc. Project) (LOC; KBC
Bank)	0.60	5/7/09	10,435,000 a	10,435,000

Minnesota--1.4%
Rochester,
Health Care Facilities
Revenue, CP (Mayo Clinic)	0.60	6/11/09	9,000,000	9,000,000
Saint Cloud,
Health Care Revenue
(CentraCare Health System
Project) (Insured; Assured
Guaranty and Liquidity
Facility; Bank of Nova Scotia)	0.53	5/7/09	5,300,000 a	5,300,000
Saint Cloud,

Health Care Revenue
(CentraCare Health System
Project) (Insured; Assured
Guaranty and Liquidity
Facility; Royal Bank of Canada)	0.52	5/7/09	5,000,000 a	5,000,000
University of Minnesota,
CP	0.65	5/18/09	9,075,000	9,075,000
University of Minnesota,
CP	0.45	7/1/09	6,000,000	6,000,000
University of Minnesota,
CP	0.45	7/2/09	39,625,000	39,625,000
University of Minnesota,
CP	0.40	7/8/09	21,000,000	21,000,000
University of Minnesota,
CP	0.40	7/8/09	7,845,000	7,845,000

Mississippi--1.6%
Mississippi,
GO Notes (Capital
Improvements) (Liquidity
Facility; Dexia Credit Locale)	1.20	5/7/09	24,250,000 a,d	24,250,000
Mississippi Business Finance
Corporation, Health Care
Facilities Revenue (Rush
Medical Foundation Project)
(LOC; Regions Bank)	1.04	5/7/09	23,200,000 a	23,200,000
Mississippi Business Finance
Corporation, Revenue (200
Renaissance, LLC Project)
(LOC; Regions Bank)	0.98	5/7/09	11,850,000 a	11,850,000
Mississippi Business Finance
Corporation, Revenue (DDR
Gulfport Promenade LLC
Project) (LOC; Regions Bank)	0.93	5/7/09	32,000,000 a	32,000,000
Mississippi Business Finance
Corporation, Revenue (Gulf
Ship, L.L.C. Project Phase
III) (LOC; Regions Bank)	1.03	5/7/09	14,250,000 a	14,250,000
Mississippi Business Finance
Corporation, Revenue
(Renaissance at Colony Park,
LLC Project) (LOC; Regions

Bank)	0.93	5/7/09	12,890,000 a	12,890,000

Missouri--1.2%
Kansas City Industrial Development
Authority, Revenue (Kansas
City Downtown Redevelopment
District) (LOC; JPMorgan Chase
Bank)	0.48	5/7/09	25,800,000 a	25,800,000
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (Lutheran
Senior Services) (LOC; U.S.
Bank NA)	0.47	5/7/09	9,000,000 a	9,000,000
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (SSM Health
Care) (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	0.87	5/1/09	20,350,000 a	20,350,000
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (SSM Health
Care) (Liquidity Facility;
U.S. Bank NA)	0.45	5/7/09	8,500,000 a	8,500,000
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (The
Children's Mercy Hospital)
(LOC; UBS AG)	0.50	5/7/09	7,400,000 a	7,400,000
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue, Refunding
(Sisters of Mercy Health
System) (Liquidity Facility;
Bank of America)	0.45	5/1/09	9,600,000 a	9,600,000
Saint Joseph Industrial
Development Authority, Health
Facilities Revenue (Heartland
Regional Medical Center) (LOC;
U.S. Bank NA)	0.41	5/7/09	6,000,000 a	6,000,000

Nebraska--.4%

Lancaster County Hospital
Authority Number 1, HR,
Refunding (BryanLGH Medical
Center) (LOC; U.S. Bank NA)	0.50	5/7/09	25,300,000 a	25,300,000
Omaha Public Power District,
Electric Revenue, CP
(Liquidity Facility; JPMorgan
Chase Bank)	0.60	5/14/09	5,500,000	5,500,000

Nevada--1.4%
Austin Trust
(Clark County, GO Bond Bank
Bonds) (Liquidity Facility;
Bank of America)	0.58	5/7/09	9,770,000 a,b	9,770,000
Clark County,
Airport System Subordinate
Lien Revenue (LOC; Landesbank
Baden-Wurttemberg)	0.55	5/7/09	16,100,000 a	16,100,000
Clark County,
Airport System Subordinate
Lien Revenue (LOC; Landesbank
Baden-Wurttemberg)	0.55	5/7/09	6,600,000 a	6,600,000
Las Vegas Valley Water District,
CP (LOC: BNP Paribas and
Lloyds TSB Bank PLC)	0.55	5/5/09	42,100,000	42,100,000
Las Vegas Valley Water District,
CP (LOC: BNP Paribas and
Lloyds TSB Bank PLC)	0.60	5/5/09	13,700,000	13,700,000
Reno,
Capital Improvement Revenue,
Refunding (LOC; Bank of
America)	0.50	5/7/09	13,500,000 a	13,500,000

New Hampshire--1.1%
New Hampshire Business Finance
Authority, Revenue (The Mark
H. Wentworth Home Issue) (LOC;
TD Banknorth NA)	0.58	5/7/09	12,000,000 a	12,000,000
New Hampshire Health and Education
Facilities Authority, Revenue
(Dartmouth College Issue)
(Liquidity Facility; JPMorgan

Chase Bank)	0.28	5/7/09	7,060,000 a	7,060,000
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue)	0.35	5/1/09	10,375,000 a	10,375,000
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue)	0.40	5/1/09	8,550,000 a	8,550,000
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; JPMorgan Chase Bank)	0.50	5/1/09	34,080,000 a	34,080,000
New Hampshire Health and
Educational Facilities
Authority, Revenue (University
System of New Hampshire Issue)
(Liquidity Facility; JPMorgan
Chase Bank)	0.50	5/1/09	5,170,000 a	5,170,000

New Jersey--1.8%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue,
Refunding (LOC; Dexia Credit
Locale)	1.25	5/7/09	40,000,000 a	40,000,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Health System
Obligated Group Issue)
(Insured; Assured Guaranty and
Liquidity Facility; Wachovia
Bank)	0.43	5/7/09	11,400,000 a	11,400,000
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA
and Liquidity Facility; Dexia
Credit Locale)	1.75	5/7/09	79,100,000 a	79,100,000

New Mexico--.1%
Dona Ana County,
Industrial Revenue (Foamex

Products, Inc. Project) (LOC;
Bank of Nova Scotia)	0.72	5/7/09	6,000,000 a	6,000,000

New York--3.3%
Babylon Industrial Development
Agency, RRR, Refunding (Ogden
Martin Systems of Babylon,
Inc. Project) (Insured; FSA
and Liquidity Facility;
JPMorgan Chase Bank)	2.75	5/7/09	13,190,000 a	13,190,000
Long Island Power Authority,
CP (Long Island Lighting
Company) (LOC; State Street
Bank and Trust Co.)	0.57	5/8/09	10,000,000	10,000,000
Metropolitan Transportation
Authority, Dedicated Tax Fund
Bonds (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	2.50	5/7/09	34,305,000 a	34,305,000
Metropolitan Transportation
Authority, Dedicated Tax Fund
Bonds, Refunding (Insured; FSA
and Liquidity Facility; Dexia
Credit Locale)	3.00	5/7/09	50,000,000 a	50,000,000
Metropolitan Transportation
Authority, Transportation
Revenue, Refunding (Insured;
FSA and Liquidity Facility;
Dexia Credit Locale)	2.00	5/7/09	15,875,000 a	15,875,000
New York City,
GO Notes (Liquidity Facility;
Dexia Credit Locale)	0.95	5/1/09	7,000,000 a	7,000,000
New York City,
GO Notes (LOC; Bank of America)	0.47	5/1/09	11,400,000 a	11,400,000
New York City,
GO Notes (LOC; Bank of America)	0.42	5/7/09	22,400,000 a	22,400,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.40	5/1/09	1,100,000 a	1,100,000
New York City Housing Development
Corporation, MFMR (Beekman
Tower) (LOC; RBS Citizens NA)	3.00	5/7/09	20,000,000 a	20,000,000

New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Citigroup Global
Market Holdings)	0.45	5/1/09	6,600,000 a	6,600,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Landesbank
Baden-Wurttemberg)	0.40	5/1/09	1,000,000 a	1,000,000
New York State Dormitory
Authority, Revenue (Cornell
University) (Liquidity
Facility; Bank of America)	0.40	5/1/09	4,000,000 a	4,000,000
New York State Dormitory
Authority, Revenue (Cornell
University) (Liquidity
Facility; JPMorgan Chase Bank)	0.40	5/7/09	9,720,000 a	9,720,000
New York State Dormitory
Authority, Revenue, CP
(Cornell University)	0.50	5/7/09	10,000,000	10,000,000
TSASC, Inc. of New York,
Tobacco Flexible Amortization
Bonds	6.38	7/15/09	22,000,000 c	22,436,716

North Carolina--2.3%
Mecklenburg County,
COP (Installment Financing
Agreement) (Liquidity
Facility; Branch Banking and
Trust Co.)	0.48	5/7/09	9,500,000 a	9,500,000
Mecklenburg County,
GO (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.47	5/7/09	18,200,000 a	18,200,000
North Carolina Capital Facilities
Finance Agency, CP (Duke
University Project)	0.55	6/23/09	5,597,000	5,597,000
North Carolina Capital Facilities
Finance Agency, CP (Duke
University Project)	0.65	6/23/09	593,000	593,000
North Carolina Capital Facilities

Finance Agency, CP (Duke
University Project)	0.35	7/20/09	4,201,000	4,201,000
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Deerfield Episcopal
Retirement Community) (LOC;
Branch Banking and Trust Co.)	0.51	5/7/09	5,000,000 a	5,000,000
North Carolina Medical Care
Commission, Health Care
Facilities Revenue, Refunding
(FirstHealth of the Carolinas
Project) (Liquidity Facility;
Branch Banking and Trust Co.)	0.46	5/7/09	15,240,000 a	15,240,000
North Carolina Medical Care
Commission, Health Care
Facilities Revenue, Refunding
(Novant Health Obligated
Group) (LOC; Branch Banking
and Trust Co.)	0.45	5/7/09	50,470,000 a	50,470,000
North Carolina Medical Care
Commission, HR (Pooled
Equipment Financing Project)
(LOC; KBC Bank)	0.46	5/7/09	10,900,000 a	10,900,000
North Carolina Medical Care
Commission, HR, Refunding
(North Carolina Baptist
Hospital) (LOC; Royal Bank of
Canada)	0.58	5/7/09	6,700,000 a	6,700,000
Piedmont Triad Airport Authority,
Airport Revenue (LOC; Branch
Banking and Trust Co.)	0.50	5/7/09	4,300,000 a	4,300,000
Wake County,
School Bonds (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.47	5/7/09	14,795,000 a	14,795,000
Winston-Salem,
Water and Sewer System Revenue
(Liquidity Facility; Branch
Banking and Trust Co.)	0.49	5/7/09	6,590,000 a	6,590,000
Winston-Salem,
Water and Sewer System Revenue
(Liquidity Facility; Branch

Banking and Trust Co.)	1.25	5/7/09	11,445,000 a	11,445,000

Ohio--4.3%
Akron, Bath and Copley Joint
Township Hospital District,
Health Care Facilities Revenue
(Sumner on Ridgewood Project)
(LOC; KBC Bank)	0.65	5/7/09	5,200,000 a	5,200,000
Allen County,
Hospital Facilities Revenue
(Catholic Healthcare Partners)
(LOC; Wachovia Bank)	0.53	5/7/09	5,000,000 a	5,000,000
Beavercreek City School District,
School Improvement Unlimited
Tax GO Notes, BAN	2.00	8/18/09	8,000,000	8,032,409
Blue Ash,
EDR (Ursuline Academy of
Cincinnati Project) (LOC;
Fifth Third Bank)	2.30	5/7/09	3,175,000 a	3,175,000
Cleveland,
COP, Refunding (Cleveland
Stadium Project) (LOC;
Wachovia Bank)	0.47	5/7/09	66,280,000 a	66,280,000
Cleveland-Cuyahoga County Port
Authority, Revenue
(Carnegie/96th Research
Building, LLC Project) (LOC;
Fifth Third Bank)	2.43	5/7/09	22,525,000 a	22,525,000
Cleveland-Cuyahoga County Port
Authority, Revenue
(Euclid/93rd Garage and
Office, LLC Project) (LOC;
Fifth Third Bank)	2.43	5/7/09	32,270,000 a	32,270,000
Dayton-Montgomery County Port
Authority, Development Revenue
(CareSource Project) (LOC;
Fifth Third Bank)	2.30	5/7/09	44,630,000 a	44,630,000
Franklin County,
Health Care Facilities Revenue
(Creekside at the Village
Project) (LOC; Key Bank)	1.20	5/7/09	7,145,000 a	7,145,000
Lakewood,

Educational Facilities Revenue
(Saint Edward High School
Project) (LOC; Fifth Third
Bank)	2.30	5/7/09	6,685,000 a	6,685,000
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Pooled
Financing Program) (LOC; Fifth
Third Bank)	2.25	5/7/09	34,555,000 a	34,555,000
Ohio Higher Educational Facility
Commission, Revenue, CP
(Cleveland Clinic Health
System)	0.45	6/5/09	13,000,000	13,000,000
Ohio Higher Educational Facility
Commission, Revenue, CP
(Cleveland Clinic Health
System)	0.50	6/12/09	17,500,000	17,500,000
Ohio Higher Educational Facility
Commission, Revenue, CP
(Cleveland Clinic Health
System)	0.48	7/13/09	19,500,000	19,500,000
Ohio Higher Educational Facility,
Revenue (Ashland University
Project) (LOC; Key Bank)	1.25	5/7/09	4,200,000 a	4,200,000
Toledo-Lucas County Port
Authority, Cultural Facilities
Revenue (The Toledo Museum of
Art Project) (LOC; Fifth Third
Bank)	3.50	5/7/09	2,475,000 a	2,475,000
Warren County,
Health Care Facilities
Improvement Revenue (Otterbein
Homes Project) (LOC; Fifth
Third Bank)	1.70	5/7/09	21,857,000 a	21,857,000

Oklahoma--1.5%
Oklahoma Development Finance
Authority, Continuing Care
Retirement Community Revenue,
Refunding (Inverness Village
Project) (LOC; KBC Bank)	0.50	5/7/09	22,800,000 a	22,800,000
Oklahoma Development Finance
Authority, Health System

Revenue, Refunding (INTEGRIS
Baptist Medical Center, Inc.,
INTEGRIS South Olkahoma City
Hospital Corportation and
INTEGRIS Rural Health, Inc.)
(Insured; Assured Guaranty and
Liquidity Facility; JPMorgan
Chase Bank)	0.45	5/7/09	16,820,000 a	16,820,000
Tulsa County Industrial Authority,
Capital Improvements Revenue	5.00	5/15/09	12,360,000	12,373,770
Tulsa County Industrial Authority,
Capital Improvements Revenue
(Liquidity Facility; Bank of
America)	2.75	5/17/09	55,000,000	55,000,000

Oregon--.2%
Salem Hospital Facility Authority,
Revenue (Capital Manor, Inc.
Project) (LOC; Bank of America)	0.60	5/7/09	5,670,000 a	5,670,000
Salem Hospital Facility Authority,
Revenue, Refunding (Capital
Manor, Inc. Project) (LOC;
Bank of America)	0.60	5/7/09	8,875,000 a	8,875,000

Pennsylvania--10.1%
Allegheny County Industrial
Development Authority, Senior
Health and Housing Facilities
Revenue (Longwood at Oakmont,
Inc.) (LOC; Allied Irish Banks)	0.75	5/1/09	4,030,000 a	4,030,000
Allegheny County Industrial
Development Authority, Senior
Health and Housing Facilities
Revenue (Longwood at Oakmont,
Inc.) (LOC; Citizens Bank of
Pennsylvania)	2.25	5/1/09	22,990,000 a	22,990,000
Allegheny County Industrial
Development Authority, Senior
Health and Housing Facilities
Revenue, Refunding (Longwood
at Oakmont, Inc.) (Liquidity
Facility; National City Bank)	1.00	5/1/09	5,000,000 a	5,000,000

Bucks County Industrial
Development Authority, Revenue
(Pennswood Village Project)
(LOC; Bank of America)	0.43	5/7/09	7,000,000 a	7,000,000
Butler County Industrial
Development Authority,
Revenue, Refunding (Concordia
Lutheran Heath and Human Care)
(LOC; Bank of America)	0.47	5/7/09	7,500,000 a	7,500,000
Chester County Health and
Education Facilities
Authority, Retirement
Community Revenue
(Kendal-Crosslands Communities
Project) (LOC; Wachovia Bank)	0.47	5/7/09	21,495,000 a	21,495,000
Chestnut Ridge School District,
GO (Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	3.25	5/7/09	10,865,000 a	10,865,000
Dauphin County General Authority,
Revenue (School District
Pooled Financing Program)
(Insured; FSA and Liquidity
Facility: Bank of Nova Scotia
and KBC Bank)	2.00	5/7/09	90,000,000 a	90,000,000
East Hempfield Township Industrial
Development Authority, IDR
(The Mennonite Home Project)
(LOC; M&T Bank)	0.68	5/7/09	12,000,000 a	12,000,000
East Hempfield Township Industrial
Development Authority, Revenue
(The Mennonite Home Project)
(LOC; M&T Bank)	0.68	5/7/09	7,690,000 a	7,690,000
Emmaus General Authority
(Pennsylvania Variable Rate
Loan Program) (Insured; FSA
and Liquidity Facility;
Wachovia Bank)	1.47	5/7/09	20,000,000 a	20,000,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.40	5/7/09	8,000,000 a	8,000,000
Emmaus General Authority,
Local Government Revenue (Bond

Pool Program) (LOC; U.S. Bank
NA)	0.40	5/7/09	9,800,000 a	9,800,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.40	5/7/09	10,500,000 a	10,500,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.40	5/7/09	11,800,000 a	11,800,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.40	5/7/09	5,850,000 a	5,850,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.40	5/7/09	13,800,000 a	13,800,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.40	5/7/09	13,100,000 a	13,100,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.40	5/7/09	9,400,000 a	9,400,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.40	5/7/09	12,400,000 a	12,400,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.40	5/7/09	10,000,000 a	10,000,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.40	5/7/09	9,600,000 a	9,600,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.40	5/7/09	6,400,000 a	6,400,000
Emmaus General Authority,

Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.40	5/7/09	4,300,000 a	4,300,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.40	5/7/09	10,000,000 a	10,000,000
General Authority of South Central
Pennsylvania, Revenue
(Lutheran Social Services of
South Central Pennsylvania
Project) (LOC; M&T Bank)	0.62	5/7/09	16,900,000 a	16,900,000
Lancaster County Hospital
Authority, Health Center
Revenue (LUTHERCARE Project)
(LOC; M&T Bank)	0.63	5/7/09	34,215,000 a	34,215,000
Lancaster County Hospital
Authority, Revenue (Landis
Home Retirement Community
Project) (LOC; M&T Bank)	0.62	5/7/09	7,970,000 a	7,970,000
Lower Moreland Township School
District, GO Notes (Insured;
FSA and LOC; Dexia Credit
Locale)	3.25	5/7/09	18,000,000 a	18,000,000
Montgomery County Industrial
Development Authority, PCR, CP
(Exelon Project) (LOC;
Wachovia Bank)	0.60	5/12/09	25,000,000	25,000,000
Montgomery County Industrial
Development Authority,
Retirement Community Revenue
(Adult Communities Total
Services Retirement Life
Communities, Inc. Obligated
Group) (LOC; Bank of America)	0.73	5/1/09	14,730,000 a	14,730,000
Montgomery County Industrial
Development Authority, Revenue
(Abington Friends School
Project) (LOC; Wachovia Bank)	0.67	5/7/09	9,030,000 a	9,030,000
Moon Industrial Development
Authority, Community
Facilities Revenue (YMCA
Greater Pittsburgh Project)

(LOC; PNC Bank NA)	0.48	5/7/09	3,565,000 a	3,565,000
New Garden General Authority,
Municipal Revenue (Municipal
Pooled Financing Program II)
(Insured; FSA and Liquidity
Facility; Bank of Nova Scotia)	1.18	5/7/09	45,400,000 a	45,400,000
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue, Refunding (City
of Philadelphia Funding
Program) (Insured; FSA and
Liquidity Facility; JPMorgan
Chase Bank)	1.00	5/7/09	31,965,000 a	31,965,000
Philadelphia Hospitals and Higher
Education Facilities
Authority, HR (The Children's
Hospital of Philadelphia
Project) (Liquidity Facility;
JPMorgan Chase Bank)	0.40	5/1/09	15,600,000 a	15,600,000
Philadelphia Hospitals and Higher
Education Facilities
Authority, HR (The Children's
Hospital of Philadelphia
Project) (Liquidity Facility;
Wachovia Bank)	0.40	5/1/09	15,000,000 a	15,000,000
Philadelphia School District,
GO Notes, Refunding (LOC;
Wachovia Bank)	0.47	5/7/09	38,800,000 a	38,800,000
Philadelphia School District,
GO Notes, Refunding (LOC;
Wachovia Bank)	0.47	5/7/09	30,400,000 a	30,400,000
Pottstown Borough Authority,
Educational Facilities Revenue
(The Hill School Project)
(LOC; M&T Bank)	0.63	5/7/09	7,000,000 a	7,000,000
Spring Grove Area School District,
GO Notes (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	3.25	5/7/09	17,075,000 a	17,075,000
University of Pittsburgh,
Higher Education Revenue, CP	0.60	6/10/09	20,000,000	20,000,000
Upper Merion Municipal Utility
Authority, Guaranteed Sewer

Revenue (Liquidity Facility;
Commerce Bank NA)	0.55	5/7/09	6,800,000 a	6,800,000
Wallingford-Swarthmore School
District, GO Notes (Insured;
FSA and Liquidity Facility;
Dexia Credit Locale)	3.25	5/7/09	10,000,000 a	10,000,000
Westmoreland County Industrial
Development Authority, Health
System Revenue (Excela Health
Project) (LOC; Wachovia Bank)	0.48	5/7/09	8,340,000 a	8,340,000
York General Authority,
Revenue (Strand-Capitol
Performing Arts Center
Project) (LOC; M&T Bank)	0.62	5/7/09	4,850,000 a	4,850,000

South Carolina--.6%
South Carolina Jobs-Economic
Development Authority, Health
Facilities Revenue, Refunding
(The Episcopal Church Home)
(Liquidity Facility; Wachovia
Bank)	0.47	5/7/09	15,810,000 a	15,810,000
South Carolina Jobs-Economic
Development Authority, HR
(Oconee Memorial Hospital,
Inc. Project) (Liquidity
Facility; Wachovia Bank and
LOC; Wachovia Bank)	0.50	5/7/09	27,000,000 a	27,000,000

Tennessee--6.3%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Liquidity Facility; Branch
Banking and Trust Co.)	0.50	5/7/09	51,075,000 a	51,075,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking and Trust
Co.)	0.49	5/7/09	49,525,000 a	49,525,000
Blount County Public Building
Authority, Local Government

Public Improvement Revenue
(LOC; Branch Banking and Trust
Co.)	0.49	5/7/09	5,000,000 a	5,000,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking and Trust
Co.)	0.50	5/7/09	10,000,000 a	10,000,000
Claiborne County Industrial
Development Board, Revenue
(Lincoln Memorial University
Project) (LOC; Amsouth Bank)	1.03	5/7/09	9,000,000 a	9,000,000
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of
America)	0.45	5/1/09	14,069,000 a	14,069,000
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of
America)	0.45	5/1/09	10,800,000 a	10,800,000
Knox County Health, Educational
and Housing Facility Board,
Hospital Facilities Revenue
(Catholic Healthcare Partners)
(LOC; Landesbank
Baden-Wurttemberg)	0.52	5/7/09	4,300,000 a	4,300,000
Knox County Health, Educational
and Housing Facility Board,
Hospital Facilities Revenue
(Catholic Healthcare Partners)
(LOC; Landesbank
Baden-Wurttemberg)	0.53	5/7/09	8,000,000 a	8,000,000
Knox County Health, Educational
and Housing Facility Board, HR
(Convenant Health) (LOC;
SunTrust Bank)	1.20	5/1/09	8,500,000 a	8,500,000
Knox County Health, Educational
and Housing Facility Board, HR
(Covenant Health) (Insured;
Assured Guaranty and Liquidity
Facility; SunTrust Bank)	1.30	5/1/09	10,000,000 a	10,000,000

Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)
(Liquidity Facility:
Bayerische Landesbank and
Landesbank Hessen-Thruingen
Girozentrale)	0.20	5/7/09	19,370,000 a	19,370,000
Metropolitan Government of
Nashville and Davidson County
Industrial Development Board,
Revenue (Nashville Public
Radio Project) (LOC; Fifth
Third Bank)	3.90	5/7/09	4,005,000 a	4,005,000
Montgomery County Public Building
Authority, Pooled Financing
Revenue (Tennessee County Loan
Pool) (LOC; Bank of America)	0.45	5/1/09	6,410,000 a	6,410,000
Municipal Energy Acquisition
Corporation, Gas Revenue
(Putters Program) (Liquidity
Facility; JPMorgan Chase Bank
and LOC; JPMorgan Chase Bank)	0.63	5/7/09	12,735,000 a,b	12,735,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Allied Irish Banks)	0.70	5/7/09	9,135,000 a	9,135,000
Shelby County Health, Educational
and Housing Facility Board,
Revenue (Methodist Le Bonheur
Healthcare) (Insured; Assured
Guaranty and Liquidity
Facility; U.S. Bank NA)	0.53	5/7/09	15,000,000 a	15,000,000
Shelby County Health, Educational
and Housing Facility Board,
Revenue (Methodist Le Bonheur
Healthcare) (Insured; Assured
Guaranty and Liquidity
Facility; U.S. Bank NA)	0.55	5/7/09	44,000,000 a	44,000,000
Shelby County Health, Educational
and Housing Facility Board,
Revenue (Saint George's

Independent School Project)
(LOC; Regions Bank)	0.93	5/7/09	23,095,000 a	23,095,000
Shelby County Health, Educational
and Housing Facility Board,
Revenue (Trezevant Manor
Project) (LOC; ABN-AMRO)	0.63	5/7/09	7,000,000 a	7,000,000
Springfield Health and Educational
Facilities Board, Revenue,
Refunding (NorthCrest Medical
Center Project) (LOC; Regions
Bank)	0.93	5/7/09	9,500,000 a	9,500,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	0.63	5/7/09	19,700,000 a,b	19,700,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(LOC; BNP Paribas)	0.63	5/7/09	73,390,000 a,b	73,390,000
Tennessee,
CP (Liquidity Facility;
Tennessee Consolidated
Retirement System)	0.50	5/15/09	22,071,000	22,071,000
Tennessee School Bond Authority,
CP (Liquidity Facility; State
Street Bank and Trust Co.)	0.70	5/6/09	10,000,000	10,000,000

Texas--6.1%
Crawford Education Facilities
Corporation, Revenue (Hyde
Park Baptist School Project)
(LOC; JPMorgan Chase Bank)	0.47	5/7/09	12,600,000 a	12,600,000
Dallas,
Waterworks and Sewer System
Revenue, CP (Liquidity
Facility; Bank of America)	0.65	6/12/09	10,500,000	10,500,000
Harris County Cultural Education
Facilities Finance
Corporation, Revenue (Young
Men's Christian Association of
the Greater Houston Area)
(LOC; Regions Bank)	1.00	5/1/09	21,000,000 a	21,000,000
Harris County Cultural Education

Facilities Finance
Corporation, Special
Facilities Revenue, Refunding
(Texas Medical Center) (LOC;
Compass Bank)	0.38	5/7/09	4,065,000 a	4,065,000
Harris County Health Facilities
Development Corporation, HR,
Refunding (Texas Children's
Hospital Project) (Liquidity
Facility: Bank of America and
JPMorgan Chase Bank)	0.40	5/1/09	40,375,000 a	40,375,000
Harris County Health Facilities
Development Corporation,
Revenue (Saint Luke's
Episcopal Hospital) (Liquidity
Facility: Bank of America,
Bayerische Landesbank,
JPMorgan Chase Bank, Northern
Trust Co. and Saint Lukes Hospital)	0.45	5/1/09	11,000,000 a	11,000,000
Harris County Metropolitan Transit
Authority, Sales and Use Tax
Revenue, CP (Liquidity
Facility: Compass Bank and
JPMorgan Chase Bank)	0.55	5/5/09	20,000,000	20,000,000
Harris County Metropolitan Transit
Authority, Sales and Use Tax
Revenue, CP (Liquidity
Facility: Compass Bank and
JPMorgan Chase Bank)	0.75	5/5/09	10,000,000	10,000,000
Harrison County Health Facilities
Development Corporation, HR
(Marshall Regional Medical
Center Project) (LOC; Amsouth
Bank)	0.93	5/7/09	9,500,000 a	9,500,000
Houston,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.50	7/10/09	10,000,000	10,000,000
Houston,
CP (Liquidity Facility;
Landesbank Baden-Wurttemberg)	0.47	5/4/09	7,800,000	7,800,000
Humble Independent School
District, Unlimited Tax School
Building Bonds (Liquidity

Facility; Dexia Credit Locale
and LOC; Permanent School Fund
Guarantee Program)	2.00	7/1/09	9,565,000	9,565,000
Kendall County Health Facilities
Development Corporation,
Health Care Revenue
(Morningside Ministries
Project) (LOC; Allied Irish
Banks)	1.27	5/7/09	6,460,000 a	6,460,000
Montgomery County,
Unlimited Tax Road Bonds
(Liquidity Facility; Bank of
America)	3.00	9/1/09	14,705,000	14,763,223
Oakbend Medical Center,
HR (LOC; Regions Bank)	0.75	5/1/09	15,035,000 a	15,035,000
San Antonio,
Sales Tax Revenue, CP (LOC;
Bank of America)	0.45	5/18/09	5,500,000	5,500,000
San Antonio,
Water System Revenue, CP
(Liquidity Facility: Bank of
America and State Street Bank
and Trust Co.)	0.50	5/14/09	10,000,000	10,000,000
Sherman Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; Banco Bilbao Vizcaya
and LOC; Permament School Fund
Guarantee Program)	3.13	8/1/09	20,695,000	20,752,637
Tarrant County Cultural Education
Facilities Finance
Corporation, Revenue (Texas
Health Resources System)	0.20	5/7/09	5,300,000 a	5,300,000
Tarrant County Cultural Education
Facilities Finance
Corporation, Revenue (Texas
Health Resources System)	0.42	5/7/09	6,500,000 a	6,500,000
Tarrant County Cultural Education
Facilities Finance
Corporation, Revenue (Texas
Health Resources System)
(Liquidity Facility; Bank of
America)	0.35	5/1/09	12,110,000 a	12,110,000

Tarrant County Cultural Education
Facilities Finance
Corporation, Revenue (Texas
Health Resources System)
(Liquidity Facility; Compass
Bank)	1.80	5/7/09	10,775,000 a	10,775,000
Tarrant County Health Facilities
Development Corporation,
Revenue (The Cumberland Rest,
Inc. Project) (LOC; HSH
Nordbank)	1.00	5/1/09	13,725,000 a	13,725,000
Texas,
Water Financial Assistance GO
Notes (Water Infrastructure
Fund)	2.00	8/1/09	16,225,000	16,285,641
Texas Affordable Housing
Corporation, MFHR (American
Housing Foundation Portfolio)
(Insured; MBIA, Inc. and
Liquidity Facility; Goldman
Sachs Group)	0.73	5/7/09	25,385,135 a,b	25,385,135
Texas Transportation Commission,
GO Mobility Fund Bonds
(Liquidity Facility; JPMorgan
Chase Bank)	0.56	5/7/09	6,900,000 a,b	6,900,000
University of Texas,
University Revenue, CP	0.45	5/11/09	20,500,000	20,500,000
University of Texas,
University Revenue, CP	0.45	5/19/09	10,000,000	10,000,000
University of Texas,
University Revenue, CP	0.45	5/20/09	30,000,000	30,000,000
University of Texas,
University Revenue, CP	0.50	6/15/09	24,000,000	24,000,000
University of Texas,
University Revenue, CP	0.60	6/18/09	14,700,000	14,700,000
Weslaco Health Facilities
Development Corporation, HR,
Refunding (Knapp Medical
Center Project) (LOC; Compass
Bank)	0.60	5/7/09	4,780,000 a	4,780,000

Utah--1.3%

Central Utah Water Conservancy
District Revenue, Refunding
(Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.62	5/7/09	39,800,000 a	39,800,000
Murray City,
HR (IHC Health Services, Inc.)	0.20	5/7/09	32,000,000 a	32,000,000
Utah,
GO Notes	4.50	7/1/09	16,000,000	16,108,398
Utah Housing Finance Agency,
MFHR, Refunding (Candlestick
Apartments Project) (Liquidity
Facility; FNMA and LOC; FNMA)	0.55	5/7/09	6,400,000 a	6,400,000

Vermont--.4%
University of Vermont and State
Agricultural College, CP	0.45	5/7/09	3,000,000	3,000,000
University of Vermont and State
Agricultural College, CP	0.70	5/14/09	9,265,000	9,265,000
Vermont Educational and Health
Buildings Financing Agency, HR
(Gifford Medical Center
Project) (LOC; Key Bank)	0.60	5/1/09	3,100,000 a	3,100,000
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Middlebury College
Project)	1.90	5/1/09	13,650,000	13,650,000

Virginia--1.2%
Albemarle County Economic
Development Authority, HR
(Martha Jefferson Hospital)
(LOC; Branch Banking and Trust
Co.)	0.46	5/7/09	6,000,000 a	6,000,000
Alexandria Industrial Development
Authority, Headquarters
Facilities Revenue (American
Academy of Otolaryngology-Head
and Neck Surgery Foundation,
Inc.) (LOC; Bank of America)	0.63	5/7/09	6,310,000 a	6,310,000
Chesapeake Bay Bridge and Tunnel
District, General Resolution

Revenue, Refunding (LOC;
Branch Banking and Trust Co.)	0.46	5/7/09	6,250,000 a	6,250,000
Norfolk,
GO Notes, Refunding	5.00	6/1/09	2,825,000	2,835,225
Norfolk Redevelopment and Housing
Authority, First Mortgage
Revenue (Fort Norfolk
Retirement Community, Inc. -
Harbor's Edge Project) (LOC;
HSH Nordbank AG)	0.52	5/7/09	16,300,000 a	16,300,000
Richmond,
CP (Liquidity Facility; Bank
of America)	0.60	6/17/09	8,000,000	8,000,000
Richmond,
CP (Liquidity Facility; Bank
of America)	0.60	6/17/09	15,000,000	15,000,000
University of Virginia,
University Revenue, CP	0.40	6/12/09	10,000,000	10,000,000
University of Virginia,
University Revenue, CP	0.40	6/19/09	10,000,000	10,000,000
Virginia Commonwealth University,
General Revenue (LOC; Wachovia
Bank)	0.45	5/1/09	5,400,000 a	5,400,000

Washington--1.9%
King County,
GO Notes (Seattle School
District Number 1)	4.00	6/1/09	3,300,000	3,309,688
Washington Health Care Facilities
Authority, Revenue (Seattle
Cancer Care Alliance House)
(LOC; Key Bank)	1.20	5/7/09	7,000,000 a	7,000,000
Washington Higher Education
Facilities Authority, Revenue,
Refunding (Saint Martins
University Project) (LOC; Key
Bank)	1.52	5/7/09	8,765,000 a	8,765,000
Washington Housing Finance
Commission, Nonprofit Housing
Revenue (Mirabella Project)
(LOC; HSH Nordbank)	1.00	5/1/09	118,900,000 a	118,900,000

West Virginia--1.3%
West Virginia Hospital Finance
Authority, HR, Refunding
(Cabell Huntington Hospital,
Inc.) (LOC; Branch Banking and
Trust Co.)	0.46	5/7/09	10,000,000 a	10,000,000
West Virginia Hospital Finance
Authority, Revenue (Pallottine
Health Services, Inc. Project)
(LOC; Fifth Third Bank)	2.25	5/7/09	31,810,000 a	31,810,000
West Virginia Hospital Finance
Authority, Revenue, Refunding
(Pallottine Health Services,
Inc. Project) (LOC; Fifth
Third Bank)	2.25	5/7/09	54,250,000 a	54,250,000

Wisconsin--.9%
Byron,
IDR, Refunding (Ocean Spray
Cranberries, Inc. Project)
(LOC; Wachovia Bank)	0.67	5/7/09	5,500,000 a	5,500,000
Wisconsin,
GO Notes, Refunding	6.25	5/1/09	3,770,000	3,770,000
Wisconsin,
Transportation Revenue, CP
(Liquidity Facility:
California State Teachers
Retirement System and State
Street Bank and Trust Co.)	0.60	5/14/09	22,500,000	22,500,000
Wisconsin
Transportation Revenue, CP
(Liquidity Facility:
California State Teachers
Retirement System and State
Street Bank and Trust Co.)	0.50	5/19/09	12,424,000	12,424,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Amery Regional Medical
Center, Inc.) (LOC; Fifth
Third Bank)	2.30	5/7/09	8,000,000 a	8,000,000
Wisconsin Health and Educational
Facilities Authority, Revenue,
Refunding (Marquette

University) (LOC; JPMorgan
Chase Bank)	0.63	5/7/09	4,100,000 a	4,100,000
Wisconsin Health and Educational
Facilities Authority, Revenue,
Refunding (The Medical College
of Wisconsin, Inc.) (LOC; U.S.
Bank NA)	0.40	5/7/09	9,600,000 a	9,600,000

Wyoming--.3%
Sweetwater County,
HR (Memorial Hospital Project)
(LOC; Key Bank NA)	0.75	5/7/09	20,500,000 a	20,500,000

Total Investments (cost $6,991,228,145)			96.7%	6,991,228,145
Cash and Receivables (Net)			3.3%	240,943,604
Net Assets			100.0%	7,232,171,749

a	Variable rate demand note - rate shown is the interest rate in effect at April 30, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, these securities amounted to $493,794,135 or 6.8% of net assets.
c	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d	Purchased on a delayed delivery basis.

At April 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance

BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of April 30, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	-
Level 2 - Other Significant Observable Inputs	6,991,228,145
Level 3 - Significant Unobservable Inputs	-
Total	6,991,228,145

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that any fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board members to represent the fair value of each fund’s investments.

The fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, was extended by the Treasury until April 30, 2009 and has been extended by the Treasury until September 18, 2009, after which the Secretary of the Treasury will review the need for, and terms of, the Program. Participation in the initial term and the extended periods of the Program required a payment to the Treasury in the amount of .015%, .022% and .023%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share). This expense is being borne by the fund without regard to any expense limitation currently in effect.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus California AMT-Free Municipal Cash Management
April 30, 2009 (Unaudited)
	Coupon	Maturity	Principal
Short-Term Investments--99.4%	Rate (%)	Date	Amount ($)	Value ($)

California--96.3%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (Institute for Defense
Analyses Project) (LOC; Branch
Banking and Trust Co.)	0.50	5/7/09	3,980,000 a	3,980,000
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (Northbay Healthcare
Group) (LOC; JPMorgan Chase
Bank)	0.45	5/7/09	8,000,000 a	8,000,000
Alameda-Contra Costa Schools
Financing Authority, COP
(Capital Improvement Financing
Projects) (LOC; Bank of Nova
Scotia)	0.45	5/7/09	35,000 a	35,000
Alameda-Contra Costa Schools
Financing Authority, COP
(Capital Improvement Financing
Projects) (LOC; KBC Bank)	0.50	5/7/09	275,000 a	275,000
Burbank Redevelopment Agency,
MFHR (LOC; FHLB)	0.30	5/7/09	2,585,000 a	2,585,000
California,
Economic Recovery Bonds	3.00	7/1/09	3,145,000	3,152,521
California,
Economic Recovery Bonds	4.00	7/1/09	1,000,000	1,003,829
California,
Economic Recovery Bonds	5.00	7/1/09	8,325,000	8,371,391
California,
Economic Recovery Bonds	5.00	7/1/09	2,100,000	2,111,202
California,
GO Notes
(Kindergarten-University)
(LOC: Citibank NA, National
Australia Bank and State

Street Bank and Trust Co.)	0.42	5/7/09	22,160,000 a	22,160,000
California,
GO Notes (LOC: Bank of
America, Bank of Nova Scotia
and Landesbank
Hessen-Thuringen Girozentrale)	0.39	5/7/09	12,700,000 a	12,700,000
California Department of Water
Resources, Power Supply
Revenue (Insured; FSA and
Liquidity Facility; JPMorgan
Chase Bank)	1.90	5/7/09	1,300,000 a	1,300,000
California Department of Water
Resources, Power Supply
Revenue (Insured; FSA and
Liquidity Facility; Societe
Generale)	1.20	5/7/09	3,900,000 a	3,900,000
California Department of Water
Resources, Power Supply
Revenue (LOC; State Street
Bank and Trust Co.)	0.30	5/7/09	5,800,000 a	5,800,000
California Educational Facilities
Authority, Revenue (University
of San Francisco) (LOC; Allied
Irish Banks)	0.90	5/7/09	2,260,000 a	2,260,000
California Educational Facilities
Authority, Revenue (University
of San Francisco) (LOC; Allied
Irish Banks)	0.90	5/7/09	9,725,000 a	9,725,000
California Housing Finance Agency,
MFHR (Liquidity Facility; FNMA)	0.75	5/7/09	12,145,000 a	12,145,000
California Infrastructure and
Economic Development Bank,
Revenue (Orange County
Performing Arts Center) (LOC;
Bank of America)	0.40	5/1/09	2,500,000 a	2,500,000
California Infrastructure and
Economic Development Bank,
Revenue (Saint Margaret's
Episcopal School) (LOC; Allied
Irish Banks)	1.20	5/7/09	3,400,000 a	3,400,000
California Infrastructure and
Economic Development Bank,
Revenue (Southern California

Public Radio Project) (LOC;
Allied Irish Banks)	1.22	5/1/09	7,000,000 a	7,000,000
California Pollution Control
Financing Authority, PCR,
Refunding (U.S. Borax Inc.
Project) (LOC; Wachovia Bank)	0.32	5/7/09	9,500,000 a	9,500,000
California School Boards
Association Finance
Corporation, COP, TRAN
(California School Cash
Reserve Program) (LOC; U.S.
Bank NA)	3.00	7/6/09	7,600,000	7,618,315
Covina Redevelopment Agency,
MFHR, Refunding (Shadowhills
Apartments Project) (LOC; FNMA)	0.28	5/7/09	100,000 a	100,000
Davis Joint Unified School
District, GO Notes, TRAN	3.00	8/5/09	5,000,000	5,018,108
Deutsche Bank Spears/Lifers Trust
(Anaheim Redevelopment Agency,
Tax Allocation Revenue,
Refunding (Anaheim Merged
Redevelopment Project Area))
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	0.55	5/7/09	2,100,000 a,b	2,100,000
Dos Palos-Oro Loma Joint Unified
School District, GO Notes, TRAN	2.50	9/10/09	1,600,000	1,602,831
Dry Creek Joint Elementary School
District, GO Notes, TRAN	2.00	9/9/09	3,800,000	3,805,087
Fremont Public Financing
Authority, COP (Financing
Project) (LOC; Allied Irish
Banks)	0.75	5/7/09	7,500,000 a	7,500,000
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
Berkshire Hathaway Assurance
Corporation and Liquidity
Facility; Citibank NA)	0.87	5/7/09	14,750,000 a,b	14,750,000
Hayward Unified School District,
GO Notes	7.00	8/1/09	4,060,000	4,113,524
Irvine Assessment District Number

93-14, Limited Obligation
Improvement Bonds (LOC; Bank
of America)	0.37	5/1/09	7,200,000 a	7,200,000
Kern County Board of Education,
TRAN	2.00	9/8/09	1,100,000	1,101,619
Los Angeles County Housing
Authority, MFHR, Refunding
(Meadowridge Apartments
Project) (LOC; FNMA)	0.35	5/7/09	900,000 a	900,000
Los Angeles County Metropolitan
Transportation Authority,
Proposition C Sales Tax
Revenue, Refunding (Liquidity
Facility; JPMorgan Chase Bank)	0.40	5/1/09	12,850,000 a	12,850,000
Los Angeles County School and
Community College Districts,
COP, TRAN (Los Angeles County
Schools Pooled Financing
Program) (Insured; FSA)	3.50	6/30/09	3,600,000	3,610,764
Los Angeles Unified School
District, GO Notes, TRAN	3.00	7/30/09	5,000,000	5,018,012
Metropolitan Water District of
Southern California, Water
Revenue, Refunding	3.00	7/1/09	1,185,000	1,187,541
Orange County,
Apartment Development Revenue,
Refunding (Villa Aliento
Issue) (LOC; FNMA)	0.35	5/7/09	1,140,000 a	1,140,000
Orange County,
Apartment Development Revenue,
Refunding (Villa La Paz Issue)
(LOC; FNMA)	0.35	5/7/09	7,045,000 a	7,045,000
Orange County Fire Authority,
GO Notes, TRAN	3.00	6/30/09	7,000,000	7,015,901
Puttable Floating Option Tax
Exempt Receipts (California
Statewide Communities
Development Authority, MFHR
(La Mision Village Apartments
Project)) (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.79	5/7/09	3,800,000 a,b	3,800,000
Puttable Floating Option Tax
Exempt Receipts (Japanese

Museum) (Liquidity Facility;
Merrill Lynch Capital Services
and LOC; Merrill Lynch Capital
Services)	1.54	5/7/09	4,460,000 a,b	4,460,000
Ravenswood City School District,
GO Notes, TRAN	3.00	7/1/09	2,500,000	2,504,093
Richmond,
Wastewater Revenue, Refunding
(LOC; Union Bank of California)	0.39	5/7/09	5,260,000 a	5,260,000
Riverside,
Electric Revenue (Putters
Program) (Insured; FSA and
Liquidity Facility; JPMorgan
Chase Bank)	0.60	5/7/09	1,000,000 a,b	1,000,000
Rocklin Unified School District,
GO Notes, TRAN	2.00	9/9/09	4,800,000	4,806,426
Santa Clara Unified School
District, GO Notes, TRAN	2.00	6/29/09	2,500,000	2,501,390
Sausalito,
MFHR (Rotary Village Senior
Housing Project) (LOC; Bank of
the West)	0.40	5/7/09	2,275,000 a	2,275,000
Tustin Community Redevelopment
Agency, Revenue (Liquidity
Facility; Citigroup NA and
LOC; Citigroup NA)	1.33	5/7/09	2,400,000 a,b	2,400,000
Vacaville,
MFMR (Quail Run Apartments)
(Liquidity Facility; FNMA and
LOC; FNMA)	0.42	5/7/09	400,000 a	400,000
Vacaville Industrial Development
Authority, Industrial Revenue,
Refunding (Leggett and Platt,
Inc.) (LOC; Wachovia Bank)	1.55	5/7/09	1,600,000 a	1,600,000
William S. Hart Union High School
District, COP (School Facility
Bridge Funding Program)
(Insured; FSA and Liquidity
Facility; Wachovia Bank)	1.50	5/7/09	5,450,000 a	5,450,000

U.S. Related--3.1%
Puerto Rico Commonwealth,

Public Improvement GO Notes,
Refunding (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	2.27	5/7/09	8,025,000 a	8,025,000

Total Investments (cost $260,062,554)			99.4%	260,062,554
Cash and Receivables (Net)			.6%	1,590,040
Net Assets			100.0%	261,652,594

a	Variable rate demand note - rate shown is the interest rate in effect at April 30, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, these securities amounted to $28,510,000 or 10.9% of net assets.

At April 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of April 30, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	0
Level 2 - Other Significant Observable Inputs	260,062,554
Level 3 - Significant Unobservable Inputs	0
Total	260,062,554

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that any fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board members to represent the fair value of each fund’s investments.

The fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, was extended by the Treasury until April 30, 2009 and has been extended by the Treasury until September 18, 2009, after which the Secretary of the Treasury will review the need for, and terms of, the Program. Participation in the initial term and the extended periods of the Program required a payment to the Treasury in the amount of .015%, .022% and .023%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share). This expense is being borne by the fund without regard to any expense limitation currently in effect.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus New York AMT-Free Municipal Cash Management
April 30, 2009 (Unaudited)
	Coupon	Maturity	Principal
Short-Term Investments--101.7%	Rate (%)	Date	Amount ($)	Value ($)

Albany Industrial Development
Agency, Civic Facility Revenue
(Albany College of Pharmacy
Project) (LOC; TD Banknorth NA)	0.44	5/7/09	1,000,000 a	1,000,000
Avoca Central School District,
GO Notes, BAN	2.75	8/26/09	2,000,000	2,003,449
Broome County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Good Shepherd Village
at Endwell, Inc. Project)
(LOC; M&T Bank)	0.68	5/7/09	3,250,000 a	3,250,000
Clinton County Industrial
Development Agency, Civic
Facility Revenue (Champlain
Valley Physicians Hospital
Medical Center Project)
(Liquidity Facility; Key Bank)	1.20	5/7/09	4,000,000 a	4,000,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Anderson
Foundation for Autism, Inc.
Project) (LOC; M&T Bank)	0.68	5/7/09	5,000,000 a	5,000,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Arbor Ridge
Brookmeade Inc.) (LOC; M&T
Bank)	0.68	5/7/09	9,845,000 a	9,845,000
East Farmingdale Volunteer Fire
Company Inc., Volunteer Fire
Department Revenue (LOC;
Citibank NA)	0.50	5/7/09	4,620,000 a	4,620,000
Lakeland Central School District
of Shrub Oak, GO Notes, BAN	2.75	9/4/09	3,955,600	3,964,284
Long Island Power Authority,

CP (Long Island Lighting
Company) (LOC; State Street
Bank and Trust Co.)	0.57	5/14/09	5,000,000	5,000,000
Long Island Power Authority,
Electric System General
Revenue (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	2.42	5/7/09	10,000,000 a	10,000,000
Long Island Power Authority,
Electric System Subordinated
Revenue (LOC; Bayerische
Landesbank and Landesbank
Hessen-Thuringen Girozentrale)	0.43	5/7/09	1,500,000 a	1,500,000
Metropolitan Transportation
Authority, Transportation
Revenue, Refunding (Insured;
FSA and Liquidity Facility;
Dexia Credit Locale)	2.00	5/7/09	10,180,000 a	10,180,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (Association
for the Blind and Visually
Impaired - Goodwill Industries
of Greater Rochester, Inc.
Project) (LOC; JPMorgan Chase
Bank)	0.88	5/7/09	435,000 a	435,000
New York City,
GO Notes	4.00	8/1/09	1,000,000	1,008,534
New York City,
GO Notes (LOC; Bank of America)	0.47	5/1/09	1,635,000 a	1,635,000
New York City Housing Development
Corporation, MFMR (20 Exchange
Place) (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.38	5/7/09	5,405,000 a	5,405,000
New York City Housing Development
Corporation, MFMR (The Crest
Project) (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.38	5/7/09	5,900,000 a	5,900,000
New York City Housing Development
Corporation, Residential
Revenue (Queens College
Residences) (LOC; RBS Citizens
NA)	3.15	5/7/09	2,200,000 a	2,200,000

New York City Industrial
Development Agency, Civic
Facility Revenue (Abraham
Joshua Heschel High School
Project) (LOC; Allied Irish
Banks)	1.52	5/7/09	3,700,000 a	3,700,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Ateret Torah
Center Project) (LOC; Wachovia
Bank)	0.88	5/7/09	12,715,000 a	12,715,000
New York City Industrial
Development Agency, Civic
Facility Revenue (The
Allen-Stevenson School
Project) (LOC; Allied Irish
Banks)	1.75	5/7/09	16,240,000 a	16,240,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	6.00	8/15/09	3,000,000 b	3,078,599
New York State Dormitory
Authority, Insured Revenue
(The Culinary Institute of
America) (LOC; TD Banknorth NA)	0.44	5/7/09	6,925,000 a	6,925,000
New York State Dormitory
Authority, Insured Revenue
(The Culinary Institute of
America) (LOC; TD Banknorth NA)	0.44	5/7/09	1,950,000 a	1,950,000
New York State Dormitory
Authority, Revenue (Barnard
College) (LOC; RBS Citizens NA)	3.15	5/7/09	2,040,000 a	2,040,000
New York State Dormitory
Authority, Revenue (D'Youville
College) (LOC; Key Bank)	1.20	5/7/09	5,340,000 a	5,340,000
New York State Dormitory
Authority, Revenue (Ithaca
College) (LOC; Royal Bank of
Scotland PLC)	3.15	5/7/09	6,300,000 a	6,300,000
New York State Dormitory
Authority, Revenue (The
College of New Rochelle) (LOC;
RBS Citizens NA)	3.15	5/7/09	3,000,000 a	3,000,000
New York State Dormitory

Authority, Revenue, CP
(Cornell University)	0.45	6/8/09	4,200,000	4,200,000
New York State Housing Finance
Agency, Service Contract
Revenue, Refunding (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	0.43	5/7/09	1,100,000 a	1,100,000
New York State Thruway Authority,
General Revenue (Liquidity
Facility: Citibank NA and LOC;
Citibank NA)	0.92	5/7/09	2,300,000 a,c	2,300,000
New York State Urban Development
Corporation, COP (James A.
Farley Post Office Project)
(Liquidity Facility; Citigroup
Inc. and LOC; Citigroup Inc.)	1.57	5/7/09	12,100,000 a,c	12,100,000
North Syracuse Central School
District, GO Notes, BAN	2.75	8/21/09	2,933,542	2,938,380
Oneida County Industrial
Development Agency, Civic
Facility Revenue (Cedarbrook
Village, Inc. Project) (LOC;
Key Bank)	1.17	5/7/09	3,000,000 a	3,000,000
Orange County Industrial
Development Agency, Civic
Facility Revenue (Tuxedo Park
School Project) (LOC; M&T Bank)	0.72	5/7/09	1,000,000 a	1,000,000
Port Authority of New York and New
Jersey, Equipment Notes	0.69	5/7/09	2,800,000 a	2,800,000
Suffolk County Industrial
Development Agency, Civic
Facility Revenue (Huntington
Hospital Project) (LOC; Bank
of America)	0.45	5/7/09	6,000,000 a	6,000,000
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties-Larned Project)
(LOC; M&T Bank)	0.72	5/7/09	1,900,000 a	1,900,000
Triborough Bridges and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)
(LOC; Bayerische Landesbank)	0.55	5/7/09	23,660,000 a	23,660,000

TSASC, Inc. of New York,
Tobacco Flexible Amortization
Bonds	6.25	7/15/09	3,575,000 b	3,642,946
TSASC, Inc. of New York,
Tobacco Flexible Amortization
Bonds	6.25	7/15/09	5,000,000 b	5,109,515
Wappingers Central School
District, GO Notes, BAN	2.75	7/17/09	1,784,868	1,786,902
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Catharine
Field Home/The Seabury at
Field Home Civic Facility)
(LOC; Comerica Bank)	0.47	5/7/09	8,570,000 a	8,570,000

Total Investments (cost $218,342,609)			101.7%	218,342,609
Liabilities, Less Cash and Receivables			(1.7%)	(3,752,228)
Net Assets			100.0%	214,590,381

a	Variable rate demand note - rate shown is the interest rate in effect at April 30, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, these securities amounted to $14,400,000 or 6.7% of net assets.

At April 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance

BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of April 30, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	-
Level 2 - Other Significant Observable Inputs	218,342,609
Level 3 - Significant Unobservable Inputs	-
Total	218,342,609

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that any fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board members to represent the fair value of each fund’s investments.

The fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, was extended by the Treasury until April 30, 2009 and has been extended by the Treasury until September 18, 2009, after which the Secretary of the Treasury will review the need for, and terms of, the Program. Participation in the initial term and the extended periods of the Program required a payment to the Treasury in the amount of .015%, .022% and .023%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share). This expense is being borne by the fund without regard to any expense limitation currently in effect.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Tax Exempt Cash Management Funds

By:	/s/ J. David Officer
J. David Officer
President

Date:	June 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	June 17, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	June 17, 2009

EXHIBIT INDEX

            (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)